Retirement benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (3,251)
Actuarial (gains) losses	(2,871)	$ (4,266)	$ 2,375
Other movements	(10)	(7)	(5)
Ending balance	2,084	(3,251)
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	66,054	78,024
Current service cost	693	826
Interest expense	2,941	2,911
Actuarial (gains) losses	(2,871)	(4,266)
Benefit payments	(4,109)	(3,770)
Other movements	(30)	(4,837)
Currency translation differences	5,040	(2,834)
Ending balance	67,718	66,054	78,024
Defined benefit plan obligation | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	23,577	26,746
Current service cost	168	186
Interest expense	811	847
Actuarial (gains) losses	(2,636)	(1,377)
Benefit payments	(1,158)	(1,076)
Other movements	0	(251)
Currency translation differences	2,836	(1,498)
Ending balance	23,598	23,577	26,746
Defined benefit plan obligation | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	16,957	19,074
Current service cost	102	148
Interest expense	907	847
Actuarial (gains) losses	(248)	(1,793)
Benefit payments	(1,151)	(1,081)
Other movements	(8)	(1)
Currency translation differences	1,175	(237)
Ending balance	17,734	16,957	19,074
Defined benefit plan obligation | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	9,596	15,579
Current service cost	199	239
Interest expense	485	507
Actuarial (gains) losses	282	(997)
Benefit payments	(732)	(702)
Other movements	1	(5,030)
Currency translation differences	0	0
Ending balance	9,831	9,596	15,579
Defined benefit plan obligation | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	13,046	13,524
Current service cost	193	215
Interest expense	566	556
Actuarial (gains) losses	(294)	(22)
Benefit payments	(912)	(770)
Other movements	(14)	540
Currency translation differences	985	(997)
Ending balance	13,570	13,046	13,524
Defined benefit plan obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,234
Ending balance	3,260	3,234
Defined benefit plan obligation | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,641
Ending balance	3,772	3,641
Defined benefit plan obligation | Third-party insurance contract | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	5,052
Ending balance		5,052
Defined benefit plan obligation | Pensions | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	59,915
Ending balance	$ 61,387	$ 59,915
Duration of defined benefit obligation	13 years	13 years
Defined benefit plan obligation | Pensions | Funded pension plans | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 23,577
Ending balance	$ 23,598	$ 23,577
Duration of defined benefit obligation	14 years	15 years
Defined benefit plan obligation | Pensions | Funded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 16,638
Ending balance	$ 17,352	$ 16,638
Duration of defined benefit obligation	12 years	12 years
Defined benefit plan obligation | Pensions | Funded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 8,787
Ending balance	$ 9,089	$ 8,787
Duration of defined benefit obligation	12 years	12 years
Defined benefit plan obligation | Pensions | Funded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 10,913
Ending balance	$ 11,348	$ 10,913
Duration of defined benefit obligation	13 years	13 years
Defined benefit plan obligation | Pensions | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,261
Ending balance	$ 3,346	$ 3,261
Duration of defined benefit obligation	11 years	11 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 319
Ending balance	$ 382	$ 319
Duration of defined benefit obligation	13 years	15 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 809
Ending balance	$ 742	$ 809
Duration of defined benefit obligation	8 years	8 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,133
Ending balance	$ 2,222	$ 2,133
Duration of defined benefit obligation	11 years	11 years
Defined benefit plan obligation | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,878	$ 3,101
Current service cost	31	38
Interest expense	172	154
Actuarial (gains) losses	25	(77)
Benefit payments	(156)	(141)
Other movements	(9)	(95)
Currency translation differences	44	(102)
Ending balance	2,985	2,878	3,101
Defined benefit plan obligation | OPEB | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,878
Ending balance	$ 2,985	$ 2,878
Duration of defined benefit obligation	14 years	12 years
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (69,707)	$ (79,961)
Interest expense	(3,153)	(2,999)
Benefit payments	3,905	3,590
Other movements	(24)	4,452
Currency translation differences	(5,711)	3,337
Ending balance	(72,913)	(69,707)	(79,961)
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(28,330)	(30,266)
Interest expense	(983)	(946)
Benefit payments	1,158	1,076
Other movements	11	9
Currency translation differences	(3,428)	1,777
Ending balance	(29,703)	(28,330)	(30,266)
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(19,560)	(22,320)
Interest expense	(1,052)	(995)
Benefit payments	1,151	1,081
Other movements	22	22
Currency translation differences	(1,371)	270
Ending balance	(20,366)	(19,560)	(22,320)
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(9,425)	(14,835)
Interest expense	(486)	(487)
Benefit payments	732	702
Other movements	11	4,891
Currency translation differences	0	0
Ending balance	(9,529)	(9,425)	(14,835)
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(12,392)	(12,540)
Interest expense	(632)	(571)
Benefit payments	864	731
Other movements	(68)	(470)
Currency translation differences	(912)	1,290
Ending balance	(13,315)	(12,392)	$ (12,540)
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(2,705)
Ending balance	(3,123)	(2,705)
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(3,179)
Ending balance	(3,111)	(3,179)
Defined benefit plan assets | Third-party insurance contract | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,920
Ending balance		$ 4,920